Changes in liabilities arising from financing activities SFr in Millions	12 Months Ended
	Dec. 31, 2017 CHF (SFr)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance as of 1 January	SFr 158,666
Cash flows	30,348
Non-cash changes	4,739
of which: foreign currency translation	1,016
of which: fair value changes	4,147
of which: other	(424)
Balance as of 31 December	193,753
Debt issued
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance as of 1 January	103,649
Cash flows	35,903
Non-cash changes	(1)
of which: foreign currency translation	422
of which: other	(424)	[1]
Balance as of 31 December	139,551
of which: short term
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance as of 1 January	26,178
Cash flows	24,141
Non-cash changes	634
of which: foreign currency translation	634
of which: other	0
Balance as of 31 December	50,953
of which: long term
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance as of 1 January	77,472
Cash flows	11,762
Non-cash changes	(635)
of which: foreign currency translation	(211)
of which: other	(424)	[1]
Balance as of 31 December	88,599
Financial liabilities designated at fair value
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance as of 1 January	55,017
Cash flows	(5,556)
Non-cash changes	4,740
of which: foreign currency translation	593
of which: fair value changes	4,147
of which: other	0
Balance as of 31 December	54,202
UBS AG
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance as of 1 January	158,647
Cash flows	30,348
Non-cash changes	4,704
of which: foreign currency translation	1,016
of which: fair value changes	4,147
of which: other	(459)
Balance as of 31 December	193,700
UBS AG | Debt issued
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance as of 1 January	78,998
Cash flows	25,534
Non-cash changes	217
of which: foreign currency translation	561
of which: other	(344)	[1]
Balance as of 31 December	104,749
UBS AG | of which: short term
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance as of 1 January	26,178
Cash flows	24,141
Non-cash changes	634
of which: foreign currency translation	634
of which: other	0
Balance as of 31 December	50,953
UBS AG | of which: long term
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance as of 1 January	52,820
Cash flows	1,393
Non-cash changes	(417)
of which: foreign currency translation	(73)
of which: other	(344)	[1]
Balance as of 31 December	53,796
UBS AG | Financial liabilities designated at fair value
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance as of 1 January	55,017
Cash flows	(5,556)
Non-cash changes	4,740
of which: foreign currency translation	593
of which: fair value changes	4,147
of which: other	0
Balance as of 31 December	54,202
UBS AG | Funding from UBS Group AG and its subsidiaries
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance as of 1 January	24,632	[2]
Cash flows	10,371	[2]
Non-cash changes	(254)	[2]
of which: foreign currency translation	(138)	[2]
of which: other	(115)	[1],[2]
Balance as of 31 December	SFr 34,749	[2]

[1]	Includes the effect of fair value hedges on long-term debt issued. Refer to UBS Group AG consolidated financial statements Note 1a item k and Note 19 for more information.
[2]	Represents Group-internal funding obtained from UBS Group AG and UBS Group Funding (Switzerland) AG that is reported in the balance sheet line Due to customers.